UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Controller
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             8/30/04
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  21
Form 13F Information Table Value Total:  $1,585,111
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108   104,202    5,766,600   SH                DEFINED        1        5,766,600
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    11,650      644,700   SH                DEFINED        2          644,700
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104   357,358   24,227,663   SH                DEFINED        1       24,227,663
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104    41,998    2,847,300   SH                DEFINED        2        2,847,300
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102   175,898    7,845,600   SH                DEFINED        1        7,845,600
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102     9,369      417,900   SH                DEFINED        2          417,900
-----------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200    76,116    3,929,600   SH                DEFINED        1        3,929,600
-----------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200     8,459      436,700   SH                DEFINED        2          436,700
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105   267,590   29,765,305   SH                DEFINED        1       29,765,305
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105    17,815    1,981,595   SH                DEFINED        2        1,981,595
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       667       66,700   SH                DEFINED        1           66,700
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       162       16,200   SH                DEFINED        2           16,200
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL A    530719103   162,556    4,381,565   SH                DEFINED        1        4,381,565
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL A    530719103    11,289      304,280   SH                DEFINED        2          304,280
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL B    530719202       137        3,335   SH                DEFINED        1            3,335
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL B    530719202        33          810   SH                DEFINED        2              810
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101    74,665    2,740,000   SH                DEFINED        1        2,740,000
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101     9,061      332,500   SH                DEFINED        2          332,500
-----------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104   155,454    3,596,800   SH                DEFINED        1        3,596,800
-----------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104     5,748      133,000   SH                DEFINED        2          133,000
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY
CORPORATION           COM     976657106    94,885    2,909,700   SH                DEFINED        1        2,909,700
-----------------------------------------------------------------------------------------------------------------------------------